Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Incurred net losses	¥ (872,926,433)	¥ (744,748,251)	¥ (382,929,166)
Net operating cash outflow		196,000,000
Net current liabilities		937,000,000
Accumulated losses	(2,256,423,775)	(1,380,173,392)
Deposits	17,207,785	11,631,710
Allowance for doubtful accounts balance	4,958,889	2,356,034
Delivery Costs Incurred	116,959,484	73,615,391	38,604,864
Impairment of Long-Lived Assets to be Disposed of	111,426,961	7,222,765	1,001,880
Employee social benefits	83,363,011	87,557,303	60,189,806
Advertising and promotional costs	¥ 102,184,771	¥ 81,017,100	¥ 50,316,856
Recognized income tax positions rate	50.00%
Reportable segment	1
Percentage of after tax profit	10.00%			10.00%
Percentage of registered capital	50.00%			50.00%
Restricted net assets	¥ 1,006,561,220
Percentage of pretax income	5.00%			5.00%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits	¥ 500,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Deposits | $				$ 500,000
Franchise [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	20 years			20 years
Upfront franchise fees | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	12 years			12 years
Upfront franchise fees | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the initial term	2 years			2 years
THHK | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate	100.00%			100.00%
Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Reportable segment	2
Furniture and office equipment | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	15 years			15 years
Furniture and office equipment | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years			3 years
Kitchen equipment | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	12 years			12 years
Kitchen equipment | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	4 years			4 years
Software and Software Development Costs [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	5 years			5 years
Software and Software Development Costs [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets	3 years			3 years